Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [Line Items]
Revenues	$ 1,785	$ 1,740	$ 3,685	$ 3,625
Reportable segments adjusted EBITDA	707	675	1,549	1,498
Corporate costs	(29)	(29)	(62)	(46)
Fair value adjustments	(17)	4	(34)	2
Depreciation	(28)	(29)	(55)	(57)
Other operating gains (losses), net	5	(29)	2	(70)
Operating profit	436	415	999	972
Net interest expense	(35)	(36)	(65)	(76)
Other finance (costs) income	(48)	2	(58)	24
Share of post-tax (losses) earnings in equity method investments	(4)	61	(10)	53
Tax (expense) benefit	(52)	402	(144)	335
Earnings from continuing operations	297	844	722	1,308
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	709	727	1,402	1,448
Reportable segments adjusted EBITDA	339	327	675	669
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	472	442	1,013	949
Reportable segments adjusted EBITDA	169	163	382	356
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	277	250	637	578
Reportable segments adjusted EBITDA	113	91	323	272
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	218	205	414	415
Reportable segments adjusted EBITDA	45	51	84	111
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	114	123	230	247
Reportable segments adjusted EBITDA	41	43	85	90
Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(5)	(7)	(11)	(12)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(178)	(154)	(352)	(307)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (24)	$ (23)	$ (49)	$ (48)